E-QURE CORP. - STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statements of Cash Flows
Net loss	$ (209,280)	$ (59,029)	$ (25,087,820)	$ (1,168,585)
Donated services	0	0	0	12,000
Shares issued for services	0	0	1,202
Non-cash loss on settlement of debt	0	0	23,709,343	0
Amortization of debt discount	0	29,552	91,066	57,901
Impairment of research and development assets	0	0	250,123	0
Loss on acquisition of research and development assets	0	0	99,877	0
(Decrease) increase in prepaid expenses	0	0	0
Increase (decrease) in accounts payable and accrued expenses	(3,500)	5,723	11,510	22,440
Net cash used in operating activities	(212,780)	(23,754)	(924,699)	(75,285)
Procceds from sale of common stock	70,000	0	2,225,000	20,000
Proceeds from issuance of convertible notes payable - related parties	0	0	0	57,375
Proceeds from issuance of convertible notes payable	0	0	0	71,545
Net cash provided by financing activities	70,000	0	2,225,000	148,920
Change in cash	$ (142,780)	$ (23,754)	$ 1,300,301	$ 73,635
Cash at beginning of period	1,376,836	76,535	76,535
Cash at end of period	1,234,056	52,781	1,376,836
Debt converted to common stock	0	0	212,860	75,532
Discount on convertible debt	0	0	0	128,063
Forgiveness of accrued salary by related party	0	0	0	6,847
Common stock cancelled	0	0	253	0
Subscription receivable	0	0	250,000	0
Shares issued for research and development acquisition	0	0	350,000	0